                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end, a growing apprehension about Iraq began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003 the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic recovery.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record $113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent. New York, Florida, Texas and New Jersey, the next largest states in terms of issuance, represented an additional 28 percent of the national total.

Performance

The net asset value (NAV) of Morgan Stanley Quality Municipal Investment Trust
(IQT) increased from $15.23 to $15.59 per share for the six months ended April 30, 2003. Based on this change plus the reinvestment of tax-free dividends totaling $0.48 per share and a long-term capital gain distribution of $0.09 per share, the Trust's total NAV return was 6.61 percent. IQT's price on the New York Stock Exchange (NYSE) increased from $14.08 to $14.43 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IQT's total market value return was 6.74 percent. On April 30, 2003 IQT's market value price was at a 7.44 percent discount to its NAV.

Monthly dividends for the second quarter of 2003 declared in March were unchanged at $0.080 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.157 per share on April 30, 2003, versus $0.189 per share six months earlier. (Past performance is no guarantee of future results.)

Portfolio Structure

The Trust's total net assets of $362 million, including outstanding Auction Rate Preferred Shares (ARPS), were diversified among 12 long-term sectors and 62 credits. Issues in three essential service sectors: general obligation, water and sewer, and transportation accounted for 53 percent of the long-term portfolio. The five states with the largest holdings -- New York, Florida, Texas, New Jersey and Illinois -- collectively represented 48 percent of total investments.

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

At the end of April the portfolio's average maturity was 19 years. In the first quarter of 2003 the Trust sold five and ten year U.S. Treasury futures to hedge the portfolio against potential increases in interest rates. This action reduced IQT's duration, a measure of sensitivity to interest rate changes, from 7.9 to
7.7 years. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional redemption provisions by year of call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, which ever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2003 the Trust purchased and retired 216,200 shares of common stock at a weighted average market discount of 7.85 percent.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

Current earnings continued to benefit from lower short-term borrowing costs of ARPS. During this six-month period, ARPS leverage contributed approximately $0.10 per share to common share earnings applicable to common shareholders. IQT has two ARPS series totaling

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

$105 million and representing 29 percent of total net assets. Series A is currently a two-year auction maturing in September 2004 yielding 1.90 percent. The yield on IQT's weekly ARPS series ranged between 0.70 and 1.34 percent.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Investment Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

[LARGEST SECTORS BAR CHART]
LARGEST SECTORS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

Water & Sewer                                                 21%
General Obligation                                            16%
Transportation                                                16%
Mortgage                                                      11%
Electric                                                       9%
Refunded                                                       7%
IDR/PCR*                                                       6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]
CREDIT RATINGS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                    68%
Aa or AA                      16%
A or A                        15%
Baa or BBB                     1%

  AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]
DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

                       WEIGHTED AVERAGE
                       MATURITY: 19 YEARS
1-5 Years                      1%
5-10 Years                    11%
10-20 Years                   46%
20-30 Years                   40%
30+ Years                      2%

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

[CALL AND COST (BOOK) YIELD STRUCTURE BAR CHART]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2003


                                                                    WEIGHTED AVERAGE
                                 PERCENT CALLABLE               CALL PROTECTION: 7 YEARS
2003                                                                       13.0%
2004                                                                        2.0%
2005                                                                        8.0%
2006                                                                        1.0%
2007                                                                        3.0%
2008                                                                        2.0%
2009                                                                       10.0%
2010                                                                       16.0%
2011                                                                       17.0%
2012                                                                       20.0%
2013+                                                                       8.0%

                               YEARS BONDS CALLABLE

                                                                    WEIGHTED AVERAGE
                                 COST (BOOK) YIELD*                 BOOK YIELD: 5.6%
2003                                                                        6.9%
2004                                                                        5.6%
2005                                                                        6.1%
2006                                                                        6.6%
2007                                                                        6.1%
2008                                                                        5.6%
2009                                                                        5.8%
2010                                                                        5.5%
2011                                                                        5.2%
2012                                                                        5.2%
2013+                                                                       4.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.9% ON 13% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Quality Municipal Investment Trust
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     0.6%
Alaska.................     2.1
Arizona................     1.5
California.............     3.1
Colorado...............     1.8
District of Columbia...     0.4
Connecticut............     2.6
Florida................    10.4
Georgia................     6.5
Hawaii.................     4.9
Idaho..................     0.3
Illinois...............     6.7
Indiana................     1.0
Kentucky...............     3.5
Maryland...............     3.8
Massachusetts..........     5.4
Michigan...............     1.0
Minnesota..............     1.6
Nevada.................     0.9
New Hampshire..........     0.3
New Jersey.............     7.8
New York...............    12.4
North Carolina.........     1.5%
Ohio...................     0.9
Oregon.................     2.8
Pennsylvania...........     0.7
South Carolina.........     3.0
Texas..................    10.4
Utah...................     1.2
Washington.............     0.9
                          -----
Total..................   100.0%
                          =====

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (132.3%)
            General Obligation (21.5%)
$  5,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........   0.00%   06/30/09    $   4,086,150
   5,000    California, Various Purpose Dtd 05/01/03 (WI)............   5.00    02/01/24        5,019,550
            Florida Board of Education, Capital Outlay
   6,890      Refg Ser 2001 D........................................   5.375   06/01/18        7,611,039
   3,000      Refg 2002 Ser C (MBIA).................................   5.00    06/01/20        3,185,430
  10,000    Chicago School Reform Board, Illinois, Dedicated Tax Ser
              1997 (Ambac)...........................................   5.75    12/01/27       11,054,100
   7,000    New Jersey, 2001 Ser H++.................................   5.25    07/01/19        7,899,990
   5,000    North Carolina, Public School Building Ser 1999..........   4.60    04/01/17        5,249,250
   1,175    Oregon, Veterans' Welfare Ser 75.........................   6.00    04/01/27        1,224,996
            Pennsylvania,
   1,000      First Ser 2003 RITES PA - 1112 A (MBIA)................  8.402++  01/01/18        1,150,660
   1,000      First Ser 2003 RITES PA - 1112 B (MBIA)................  8.402++  01/01/19        1,135,800
   5,000    Aldine Independent School District, Texas, Bldg & Refg
              Ser 2001 (PSF).........................................   5.00    02/15/26        5,096,550
   2,500    Mission Consolidated Independent School District, Texas,
              Building Ser 2000 (PSF)................................   5.50    02/15/25        2,695,825
--------                                                                                    -------------
  52,565                                                                                       55,409,340
--------                                                                                    -------------
            Educational Facilities Revenue (2.8%)
   1,480    Indiana University, Student Fee Ser K (MBIA).............   5.875   08/01/20        1,630,842
   5,000    Texas State University, Ser 2000 (FSA)...................   5.50    03/15/20        5,456,050
--------                                                                                    -------------
   6,480                                                                                        7,086,892
--------                                                                                    -------------
            Electric Revenue (12.2%)
   5,000    California Department of Water Resources, Power Supply
              Ser 2002 A.............................................   5.875   05/01/16        5,652,850
            Municipal Electric Authority of Georgia,
   2,000      Combustion Turbine Ser 2002 A (MBIA)...................   5.25    11/01/21        2,135,680
   1,500      Combustion Turbine Ser 2002 A (MBIA)...................   5.25    11/01/22        1,593,360
   5,000    Southern Minnesota Municipal Power Agency, Ser 2002 A
              (Ambac)................................................   5.25    01/01/16        5,685,600
            Long Island Power Authority, New York,
   4,000      Ser 2003 B (WI)........................................   5.25    06/01/13        4,262,960
   1,900      Ser 2000 A (FSA).......................................   0.00    06/01/16        1,093,032
            South Carolina Public Service Authority,
   1,500      2002 Refg Ser A (FSA)..................................   5.125   01/01/20        1,598,565
   1,000      2002 Refg Ser A (FSA)..................................   5.125   01/01/21        1,058,950
   2,000      1997 Refg Ser A (MBIA).................................   5.00    01/01/29        2,030,440

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  4,965    San Antonio, Texas, Electric & Gas Refg Ser 1994 A.......   5.00%   02/01/14    $   5,180,729
   1,000    Intermountain Power Agency, Utah, Refg 1996 Ser D
              (Secondary FSA)........................................   5.00    07/01/21        1,026,020
--------                                                                                    -------------
  29,865                                                                                       31,318,186
--------                                                                                    -------------
            Hospital Revenue (5.5%)
   2,000    Indiana Health Facilities Authority Methodist Hospital
              Ser 2001...............................................   5.50    09/15/31        2,022,600
            Maryland Health & Higher Education Facilities Authority,
   2,000      University of Maryland Medical Ser 2002................   5.75    07/01/17        2,197,040
   2,500      University of Maryland Medical Ser 2001................   5.25    07/01/34        2,533,625
   4,000    New Jersey Health Care Authority, St Barnabas Medical
              Center Ser 1998 B (MBIA)...............................   4.75    07/01/28        4,009,960
   3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser
              2001 A.................................................   5.75    10/01/18        3,272,100
--------                                                                                    -------------
  13,500                                                                                       14,035,325
--------                                                                                    -------------
            Industrial Development/Pollution Control Revenue (8.5%)
   9,000    Hawaii Department Budget & Finance, Citizens Utilities Co
              1991 Ser A & B (AMT)...................................   6.66    11/01/21        8,622,360
   2,000    Chicago, Illinois, Peoples Gas Light & Coke Co Refg 1995
              Ser A..................................................   6.10    06/02/25        2,173,940
   3,500    Michigan Strategic Fund, Detroit Edison Co. Ser 2001C....   5.45    09/01/29        3,598,840
   2,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas 1991 Ser D (AMT)....................  12.304++ 07/01/26        2,514,560
   5,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser
              2001 B (AMT)...........................................   5.75    05/01/30        4,872,300
--------                                                                                    -------------
  21,500                                                                                       21,782,000
--------                                                                                    -------------
            Mortgage Revenue - Multi-Family (9.9%)
  10,000    Illinois Housing Development Authority, 1991 Ser A.......   8.25    07/01/16       10,051,400
  15,000    New Jersey Housing & Mortgage Finance Agency,
              Presidential Plaza at Newport - FHA Insured Mtg Refg
              1991 Ser 1.............................................   7.00    05/01/30       15,510,000
--------                                                                                    -------------
  25,000                                                                                       25,561,400
--------                                                                                    -------------
            Mortgage Revenue - Single Family (4.8%)
   1,040    Colorado Housing & Finance Authority, 2000 Ser D-2
              (AMT)..................................................   6.90    04/01/29        1,082,973
   8,650    Connecticut Housing Finance Authority, 2000 Ser B-2
              (AMT)..................................................   5.85    05/15/31        9,107,930
   1,210    District of Columbia Housing Finance Agency, GNMA
              Collateralized Ser 1990 B (AMT)........................   7.10    12/01/24        1,220,588
   1,025    New Hampshire Housing Finance Authority, Residential
              1991 Ser D (AMT).......................................   7.25    07/01/15        1,037,997
--------                                                                                    -------------
  11,925                                                                                       12,449,488
--------                                                                                    -------------

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (2.9%)
$  5,000    Arizona School Facilities Board, School Improvement Ser
              2001...................................................   5.00%   07/01/19    $   5,309,450
   1,900    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)........   5.50    10/01/18        2,110,577
--------                                                                                    -------------
   6,900                                                                                        7,420,027
--------                                                                                    -------------
            Resource Recovery Revenue (1.3%)
   3,000    Northeast Maryland Waste Disposal Authority, Montgomery
--------      County, Ser 2003 (AMT) (Ambac).........................   5.50    04/01/16        3,295,740
                                                                                            -------------
            Transportation Facilities Revenue (20.8%)
            Alaska State International Airports System,
   1,500      Ser 2002 B (Ambac).....................................   5.75    10/01/18        1,694,235
   1,500      Ser 2002 B (Ambac).....................................   5.75    10/01/19        1,684,245
  10,000    Hillsborough County Port District, Florida, Tampa Port
              Authority Spl & Refg Ser 1995 (AMT) (FSA)..............   6.00    06/01/20       10,903,200
   2,000    Lee County, Florida, Ser 1995 (MBIA).....................   5.75    10/01/22        2,209,820
   7,250    Atlanta, Georgia, Airport Ser 2000 A (FGIC)..............   5.50    01/01/26        7,789,110
  10,000    Georgia State Road & Tollway Authority, Ser 2001.........   5.375   03/01/17       11,116,700
   5,000    Massachusetts Bay Transportation Authority, Assessment
              2000 Ser A.............................................   5.25    07/01/30        5,253,200
            Metropolitan Transportation Authority, New York,
   3,000      State Service Contract Ser 2002 A (MBIA)...............   5.50    01/01/19        3,327,810
   3,000      State Service Contract Ser 2002 B (MBIA)...............   5.50    07/01/20        3,308,490
   3,000    Triborough Bridge & Tunnel Authority, New York, Ser 2001
              A......................................................   5.00    01/01/32        3,052,590
   3,000    Port of Seattle, Washington, Subordinate Lien Ser 1999 A
              (FGIC).................................................   5.25    09/01/22        3,174,480
--------                                                                                    -------------
  49,250                                                                                       53,513,880
--------                                                                                    -------------
            Water & Sewer Revenue (27.9%)
   2,000    Birmingham, Alabama, Water & Sewer Ser 1998 A............   4.75    01/01/21        2,027,260
   5,000    Colorado Springs, Colorado Utilities Ser 2001 A..........   5.00    11/15/29        5,107,950
   2,000    Martin County, Florida, Utilities Ser 2001...............   5.00    10/01/26        2,063,600
   8,000    Tampa Bay Water, Florida, Ser 2001 B (FGIC)..............   5.00    10/01/31        8,215,360
            Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky,
   2,925      Ser 2001 A (MBIA)......................................   5.375   05/15/20        3,187,811
   3,075      Ser 2001 A (MBIA)......................................   5.375   05/15/21        3,335,145
   5,000      Ser 1999 A (FGIC)......................................   5.75    05/15/33        5,613,500
   1,585    Massachusetts Water Resources Authority, 2000 Ser A
              (FGIC).................................................   6.00    08/01/13        1,861,028
   2,925    Las Vegas Water District, Nevada, Improvement and Refg
              Ser 2003 A (FGIC)......................................   5.25    06/01/22        3,115,271
            New York City Municipal Water Finance Authority, New
              York,
   3,000      2003 Ser A.............................................   5.375   06/15/18        3,298,170
   4,000      1998 Ser D (MBIA)......................................   4.75    06/15/25        4,025,160
   5,000      2002 Ser G.............................................   5.00    06/15/34        5,107,500

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  7,500    Portland, Oregon, Sewer 2000 Ser A (FGIC)................   5.75%   08/01/19    $   8,543,925
   6,000    Charleston, South Carolina, Refg Cap Impr Ser 1998
              (FGIC).................................................   4.50    01/01/24        5,912,280
  10,000    Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B
              (FGIC).................................................   5.25    12/01/30       10,432,900
--------                                                                                    -------------
  68,010                                                                                       71,846,860
--------                                                                                    -------------
            Other Revenue (5.2%)
  10,000    New York Local Government Assistance Corporation, New
              York, Ser 1995 A.......................................   6.00    04/01/24       11,085,100
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A........................................   5.50    11/01/26        2,229,680
--------                                                                                    -------------
  12,000                                                                                       13,314,780
--------                                                                                    -------------
            Refunded (9.0%)
   7,000    Hawaii, Airports Second Ser of 1991 (AMT) (ETM)..........   6.90    07/01/12        8,527,120
  10,000    Massachusetts, Ser 2000 C................................   5.75    10/01/10+      11,733,300
   3,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991
              (Ambac) (ETM)..........................................  12.05++  05/15/20        3,024,540
--------                                                                                    -------------
  20,000                                                                                       23,284,960
--------                                                                                    -------------
 319,995    Total Tax-Exempt Municipal Bonds (Cost $316,629,701).........................     340,318,878
--------                                                                                    -------------
            Short Term Tax-Exempt Municipal Obligations (3.5%)
   1,200    Idaho Health Facilities Authority, St Lukes Regional
              Medical Center Ser 2000 (FSA) (Demand 05/01/03)........   1.28*   07/01/30        1,200,000
   5,000    Northeast Maryland Waste Disposal Authority, Montgomery
              County, Ser 1993 A (AMT) (Redeemed 07/01/03)...........   6.30    07/01/16        5,142,450
   2,700    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2002 (Demand 05/01/03)...   1.35*   12/01/32        2,700,000
--------                                                                                    -------------
   8,900    Total Short-Term Tax-Exempt Municipal Obligations (Cost $9,042,450)..........       9,042,450
--------                                                                                    -------------

$328,895    Total Investments (Cost $325,672,151) (a) (b)......................   135.8%      349,361,328
========
            Other Assets in Excess of Liabilities..............................     5.1        13,053,338
            Preferred Shares of Beneficial Interest............................   (40.9)     (105,110,838)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 257,303,828
                                                                                  =====     =============

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
   AMT      Alternative Minimum Tax.
   ETM      Escrowed to Maturity
   PSF      Texas Permanent School Fund Guarantee Program.
    WI      Security purchased on a when-issued basis.
  RITES     Residual Interest Tax-Exempt Securities
    +       Refunded to call date shown.
    ++      This security has been physically segregated in connection with open futures contracts.
    ++      Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
            short-term securities fluctuates.
    *       Current coupon of variable rate demand obligation.
   (a)      Securities have been designated as collateral on an amount equal to $26,413,760 in connection with open futures
            contracts and securities purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $24,378,988 and the aggregate gross unrealized depreciation is $689,811,
            resulting in net unrealized appreciation of $23,689,177.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at April 30, 2003:

                                DESCRIPTION,           UNDERLYING     UNREALIZED
NUMBER OF                      DELIVERY MONTH         FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT            AND YEAR              AT VALUE     DEPRECIATION
---------   ----------   --------------------------   ------------   -------------
   100         Short     US Treasury Notes 5 Year,
                                 June/2003            $(11,375,000)    $ 19,931
    50         Short     US Treasury Notes 10 Year,
                                 June/2003             (5,756,250)      (45,034)
                                                                       --------
            Net unrealized depreciation...........................     $(25,103)
                                                                       ========

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

                       Geographic Summary of Investments
     Based on Market Value as a Percent of Net Assets Applicable to Common
                                  Shareholders

Alabama................     0.8%
Alaska.................     2.9
Arizona................     2.1
California.............     4.1
Colorado...............     2.4
District of Columbia...     0.5
Connecticut............     3.5
Florida................    14.1
Georgia................     8.8
Hawaii.................     6.7
Idaho..................     0.5
Illinois...............     9.1
Indiana................     1.4
Kentucky...............     4.7
Maryland...............     5.1
Massachusetts..........     7.3
Michigan...............     1.4
Minnesota..............     2.2
Nevada.................     1.2
New Hampshire..........     0.4
New Jersey.............    10.7
New York...............    16.8
North Carolina.........     2.0%
Ohio...................     1.3
Oregon.................     3.8
Pennsylvania...........     0.9
South Carolina.........     4.1
Texas..................    14.2
Utah...................     1.6
Washington.............     1.2
                          -----
Total..................   135.8%
                          =====

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $325,672,151).......................................  $349,361,328
Cash........................................................        98,840
Receivable for:
    Investments sold........................................    12,360,064
    Interest................................................     5,363,689
Prepaid expenses............................................       534,973
                                                              ------------
    Total Assets............................................   367,718,894
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,974,050
    Investment management fee...............................       114,050
    Variation margin........................................        76,563
    Common shares of beneficial interest repurchased........        50,655
Accrued expenses............................................        88,910
                                                              ------------
    Total Liabilities.......................................     5,304,228
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 2,100 shares outstanding).................   105,110,838
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $257,303,828
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 16,500,413 shares
  outstanding)..............................................  $230,333,137
Net unrealized appreciation.................................    23,714,280
Accumulated undistributed net investment income.............     2,719,733
Accumulated undistributed net realized gain.................       536,678
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $257,303,828
                                                              ============
Net Asset Value Per Common Share
  ($257,303,828 divided by 16,500,413 common shares
  outstanding)..............................................        $15.59
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2003 (unaudited)

Net Investment Income:

Interest Income.............................................  $ 9,428,621
                                                              -----------
Expenses
Investment management fee...................................      624,445
Auction commission fees.....................................      213,836
Professional fees...........................................       33,795
Transfer agent fees and expenses............................       31,898
Shareholder reports and notices.............................       10,912
Trustees' fees and expenses.................................       10,177
Registration fees...........................................        8,753
Auction agent fees..........................................        8,749
Custodian fees..............................................        8,344
Other.......................................................       17,517
                                                              -----------
    Total Expenses..........................................      968,426
Less: expense offset........................................       (8,316)
                                                              -----------
    Net Expenses............................................      960,110
                                                              -----------
    Net Investment Income...................................    8,468,511
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
    Investments.............................................      924,366
    Futures contracts.......................................     (387,684)
                                                              -----------
    Net Realized Gain.......................................      536,682
                                                              -----------
Net Change in Unrealized Appreciation on:
    Investments.............................................    7,179,200
    Futures contracts.......................................       25,103
                                                              -----------
    Net Appreciation........................................    7,204,303
                                                              -----------
    Net Gain................................................    7,740,985
                                                              -----------
Dividends to preferred shareholders from net investment
  income....................................................     (930,845)
                                                              -----------
Net Increase................................................  $15,278,651
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              APRIL 30, 2003   OCTOBER 31, 2002
                                                               ------------      ------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $  8,468,511      $ 18,046,032
Net realized gain...........................................        536,682         1,520,550
Net change in unrealized appreciation.......................      7,204,303          (806,164)
Dividends to preferred shareholders from net investment
  income....................................................       (930,845)       (2,172,919)
                                                               ------------      ------------
    Net Increase............................................     15,278,651        16,587,499
                                                               ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (7,978,857)      (15,680,616)
Net realized gain*..........................................     (1,549,279)       (2,327,706)
                                                               ------------      ------------
    Total Dividends and Distributions.......................     (9,528,136)      (18,008,322)
                                                               ------------      ------------

Decrease from transactions in common shares of beneficial
  interest..................................................     (3,045,822)       (1,798,675)
                                                               ------------      ------------

    Net Increase (Decrease).................................      2,704,693        (3,219,498)
Net Assets:
Beginning of period.........................................    254,599,135       257,818,633
                                                               ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $2,719,733 and $3,160,924, respectively).................   $257,303,828      $254,599,135
                                                               ============      ============
---------------------
* Includes short-term gains of..............................       --            $    310,272
                                                               ============      ============

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and
(3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. ("the Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

3. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $30,291,020 and $37,750,875, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,354. At April 30, 2003, the Trust had an accrued pension liability of $53,004 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and Series B Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                                    AMOUNT                RESET         RANGE OF
       SERIES          SHARES*   IN THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
---------------------  -------   -------------   -----   --------   ----------------
          A             1,400       $70,000      1.90%   09/07/04       1.90%
          B               700        35,000      1.30    05/01/03    0.714 - 1.34

---------------------
    * As of April 30, 2003.
   ** For the six months ended April 30, 2003.

Subsequent to April 30, 2003 and up through June 6, 2003 the Trust paid dividends to Series A and B at rates ranging from 1.05% to 1.90% in the aggregate amount of $158,578.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matter affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 2001...................................  16,841,613   $168,416    $235,009,218
Treasury shares purchased and retired (weighted average
  discount 5.95%)*..........................................    (125,000)    (1,250)     (1,797,425)
                                                              ----------   --------    ------------
Balance, October 31, 2002...................................  16,716,613    167,166     233,211,793
Treasury shares purchased and retired (weighted average
  discount 7.85%)*..........................................    (216,200)    (2,162)     (3,043,660)
                                                              ----------   --------    ------------
Balance, April 30, 2003.....................................  16,500,413   $165,004    $230,168,133
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences attributable to book amortization of discount on debt securities and dividend payable.

7. Dividends To Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD        PAYABLE
PER SHARE      DATE          DATE
---------  ------------  -------------
  $0.08    May 9, 2003   May 23, 2003
  $0.08    June 6, 2003  June 20, 2003

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust held positions in residual interest bonds having a total value of $7,825,560, which represents 3.0% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had outstanding futures contracts.

Morgan Stanley Quality Municipal Investment Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31
                                                  MONTHS ENDED          -------------------------------------------------------
                                                 APRIL 30, 2003           2002       2001          2000       1999       1998
                                                 --------------         --------   --------      --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:
Net asset value, beginning of period...........       $15.23              $15.31     $14.64       $ 14.35     $15.66     $15.50
                                                      ------              ------     ------       -------     ------     ------
Income (loss) from investment operations:
    Net investment income*.....................         0.51                1.07       1.17          1.18       1.16       1.19
    Net realized and unrealized gain (loss)....         0.47                0.04       0.66          0.23      (1.28)      0.15
    Common share equivalent of dividends paid
      to preferred shareholders................        (0.06)              (0.13)     (0.22)        (0.25)     (0.20)     (0.21)
                                                      ------              ------     ------       -------     ------     ------
Total income (loss) from investment
  operations...................................         0.92                0.98       1.61          1.16      (0.32)      1.13
                                                      ------              ------     ------       -------     ------     ------
Less dividends and distributions from:
    Net investment income......................        (0.48)              (0.93)     (0.93)        (0.93)     (0.90)     (0.96)
    Net realized gain..........................        (0.09)              (0.14)     (0.01)        --         (0.11)     (0.01)
                                                      ------              ------     ------       -------     ------     ------
Total dividends and distributions..............        (0.57)              (1.07)     (0.94)        (0.93)     (1.01)     (0.97)
                                                      ------              ------     ------       -------     ------     ------
Anti-dilutive effect of acquiring treasury
  shares*......................................         0.01                0.01      --             0.06       0.02      --
                                                      ------              ------     ------       -------     ------     ------
Net asset value, end of period.................       $15.59              $15.23     $15.31       $ 14.64     $14.35     $15.66
                                                      ======              ======     ======       =======     ======     ======
Market value, end of period....................       $14.43              $14.08     $15.08       $13.688     $13.00     $15.50
                                                      ======              ======     ======       =======     ======     ======
Total Return+..................................         6.74%(1)            0.52%     17.52%        12.84%    (10.12)%     7.71%
Ratios to Average Net Assets of Common
Shareholders:
Total Expenses (before expense offset).........         0.77%(2)(3)         0.73%      0.74%(3)      0.75%      0.71%      0.71%(3)
Net investment income before preferred stock
  dividends....................................         6.71%(2)            7.15%      7.83%         8.18%      7.66%      7.65%
Preferred stock dividends......................         0.74%(2)            0.86%      1.46%         1.74%      1.34%      1.37%
Net investment income available to common
  shareholders.................................         5.97%(2)            6.29%      6.37%         6.44%      6.32%      6.28%
Supplemental Data:
Net assets applicable to common shareholders,
 end of period, in thousands...................     $257,304            $254,599   $257,819      $247,389   $253,633   $282,612
Asset coverage on preferred shares at end of
  period.......................................          345%                342%       345%          335%       341%       369%
Portfolio turnover rate........................            9%(1)              17%        23%           20%         8%         9%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]


MORGAN STANLEY
QUALITY MUNICIPAL
INVESTMENT TRUST


Semiannual Report
April 30, 2003

38570RPT-11154 E03-AS-5/03

Item 9 - Controls and Procedures

  The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003



                                       2